Goodwill and other intangible assets - Changes that would cause an impairment (Details) - I-Systems Solues de Infraestrutura S.A.	12 Months Ended
Dec. 31, 2022
Disclosure of intangible assets material to entity [line items]
Rise in discount rate that would cause impairment	2.20%
Decrease in homes connected that would cause an impairment	45.00%
Decrease in terminal growth rate that would cause impairment	3.80%